COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Oct. 31, 2012 PRC company USD ($)	Oct. 31, 2012 PRC company CNY
COMMITMENTS AND CONTINGENCIES
Total rental expense under all operating leases	$ 2,507,000	15,621,000	5,626,000	3,917,000
Future minimum lease payments under non-cancelable operating leases in relation to office premises
2013	2,487,000	15,493,000
2014	2,349,000	14,634,000
2015	2,313,000	14,409,000
2016	2,223,000	13,852,000
2017	900,000	5,605,000
Total	10,272,000	63,993,000
Purchase Commitments
Outstanding purchase commitments in relation to bandwidth	16,874,000	105,127,000
Business Acquisition
Equity interest committed to acquire (as a percent)						51.00%	51.00%
Purchase consideration						65,000	408,000
Income taxes
Unrecognized tax benefits	$ 3,461,000	21,563,000	23,850,000	42,265,000	$ 3,828,000